Offsets	Aug. 01, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Icahn Enterprises L.P.
Form or Filing Type	S-3
File Number	333-266174
Initial Filing Date	Jul. 15, 2022
Fee Offset Claimed	$ 75,329.09
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 812,611,563.40
Offset Note	See Offering Note 1.a above. The registrants previously registered the offer and sale of up to $1,200,000,000 of securities pursuant to the Registration Statement on form S-3 (File No. 333-266174), as filed by the registrants with the Securities and Exchange Commission on July 15, 2022 (the "Prior Registration Statement"), of which $812,611,563.40 remain unsold (the "Unsold Securities"). The registrants paid a registration fee of $111,240 in connection with the Prior Registration Statement.
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrants hereby apply $75,329.09 of the registration fee previously paid in connection with the Prior Registration Statement in connection with the Unsold Securities to offset the registration fees that are payable in connection with the registration of securities on this registration statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Icahn Enterprises L.P
Form or Filing Type	S-3
File Number	333-266174
Filing Date	Jul. 15, 2022
Fee Paid with Fee Offset Source	$ 111,240.00